Average Annual Total Returns (Vanguard Mid-Cap Value Index Fund Retail)	Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	CRSP US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	MSCI US Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Investor Shares 1/1/2014 - 12/31/2014	Spliced Mid Cap Value Index Vanguard Mid-Cap Value Index Fund Vanguard Mid-Cap Value Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.84%	13.98%	13.40%	8.13%	14.05%	14.05%	13.00%	13.00%	14.05%	14.05%
Five Years	17.04%		16.64%	13.78%	none		16.41%		17.29%
Since Inception	9.02%	23.49%	8.62%	7.24%			8.73%	22.17%	9.22%	23.58%